Schedule of Credit Quality of Commercial Mortgage Loans Held-For-Investment (Detail) (Commercial Mortgage Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 1,138,880
Estimated Fair Value	1,174,305
Recorded Investment, % of Total	100.00%
Estimated Fair Value, % of Total	100.00%
Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	947,183
Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	162,237
Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	29,460
Loan To Value Ratio Less Than 65%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	1,111,752
Estimated Fair Value	1,146,030
Recorded Investment, % of Total	98.00%
Estimated Fair Value, % of Total	98.00%
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	930,592
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	151,700
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	29,460
Loan To Value Ratio 65% to 75%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	27,128
Estimated Fair Value	28,275
Recorded Investment, % of Total	2.00%
Estimated Fair Value, % of Total	2.00%
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	16,591
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 10,537